Warrant Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Warrant Liability
Schedule of changes to the warrant liability

The following table sets forth the changes to the warrant liability (in thousands):

Warrant Liability
(USD in thousands)
Carrying amount at January 1, 2023	$573
Remeasurement of warrant liability	(323)
Foreign currency translation	2
Carrying amount at September 30, 2023	$252

Warrant Liability
(USD in thousands)
Carrying amount at January 1, 2022	$—
Initial recognition of warrant liability	1,007
Remeasurement of warrant liability	—
Foreign currency translation	(126)
Carrying amount at September 30, 2022	$881

Warrant Liability
(USD in thousands)
Carrying amount at January 1, 2022	$—
Initial recognition of warrant liability	1,007
Remeasurement of warrant liability	(395)
Foreign currency translation	(39)
Carrying amount at December 31, 2022	$573